Net other operating income / (loss) (Tables)	12 Months Ended
Dec. 31, 2022
Net other operating (loss) / income [Abstract]
Net other operating (loss) / income

	2022	2021	2020
	£’000	£’000	£’000
Profit on derecognition of leases	—	—	3,700
Gain / (loss) on disposal of property, plant and equipment	3	(180)	(1,064)
Settlement agreement	—	—	810
Sub-lease income	—	108	460
Remeasurement of leases	—	15	227
Other	—	—	109
	3	(57)	4,242